HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Held For Sale and Discontinued Operations [Abstract]
HELD FOR SALE AND DISCONTINUED OPERATIONS	HELD FOR SALE AND DISCONTINUED OPERATIONS
Sale of stake in Beeline Kyrgyzstan
As disclosed in Note 10, the following table provides the details of the Kyrgyzstan assets and liabilities classified as held-for-sale as of December 31, 2024:

Kyrgyzstan
Non-current assets
Property and equipment	34
Intangible assets excl. goodwill	11
Other non-current assets	3

Other current assets
Inventories	1
Trade and other receivables	4
Cash and cash equivalents	14
Other current assets	5
Total assets held for sale	72

Non-current liabilities
Debt and Derivatives	7
Other non-current liabilities	1

Current liabilities
Trade and other payables	12
Other non-financial liabilities	8
Total liabilities held for sale	28
Net assets of the held for sale operations of Kyrgyzstan include US$98 of cumulative currency translation losses as of December 31, 2024, which is accumulated in equity through other comprehensive income and will be recycled through the consolidated income statement upon the completion of the sale.
The fair value less cost of disposal (“FVLCD”) for the Kyrgyzstan operations as of December 31, 2024 was based on the sales consideration as reflected in the SPA signed on March 26, 2024 (Level 2 in the fair value hierarchy). The fair value represented by the SPA exceeded the carrying value of the Kyrgyzstan CGU as of December 31, 2024, therefore no impairment was recorded. There were no triggering events indicating any impairment or decline in the fair value of Kyrgyzstan operations subsequent to its measurement as held for sale.
Sale of TNS+ in Kazakhstan
The following table shows the assets and liabilities disposed of as the sale completion date, September 30, 2024:

September 30, 2024
Non-current assets
Property and equipment	47
Intangible assets	1
Deferred tax assets	2
Other non-current assets	1

Current assets
Trade and other receivables	32
Other current assets	2
Cash and cash equivalents	2

Total assets disposed	87

Non-current liabilities
Debt and Derivatives	7
Other non-current liabilities	8

Current liabilities
Trade and other payables	12
Other non-financial liabilities	10
Total liabilities disposed	37
The following table shows the results for the disposal of TNS+ as of December 31, 2024:

2024
Total consideration to be settled in cash	138
Carrying amount of net assets at disposal *	(50)
Gain on sale before reclassification of foreign currency translation reserve and non-controlling interests	88
Derecognition of non-controlling interest	22
Reclassification of foreign currency translation reserve	(44)
Gain on disposal of TNS+	66
* Net assets include US$2 relating to cash and cash equivalents at disposal.
The following table provides the details of loss after tax from discontinued operations and disposals of discontinued operations for the periods ended December 31:

	2023	2022

Russia
Profit / (loss) after tax for the period	916	(164)
Loss on disposal	(3,746)	—
Algeria
Profit after tax for the period	—	144
Loss on disposal	—	(722)

Total loss after tax from discontinued operations and disposals of discontinued operations	(2,830)	(742)
Sale of Russia operations
On November 24, 2022, VEON entered into the Share Purchase Agreement (“SPA”) to sell VEON’s Russian operations to certain senior members of the management team of VimpelCom, led by the CEO at the time, Aleksander Torbakhov. Under the agreement, the purchase price consideration of RUB 130 billion (approximately US$1,294 on October 9, 2023), was expected to be settled primarily by VimpelCom taking on and discharging certain VEON Holdings B.V.’s debt, thus significantly deleveraging VEON’s balance sheet. The SPA contained provisions amongst others that in the event Vimpelcom acquires VEON Holdings B.V.’s debt in excess of the sales consideration, VEON will work with the purchasers to satisfy its obligations to them as a bondholder. The transaction was subject to certain closing conditions including the receipt of requisite regulatory approvals and licenses from relevant government authorities in Russia and Western jurisdictions (the United States, the United Kingdom, the European Union, and Bermuda) for the proposed structure of the sale.
On November 24, 2022, the signing date of the SPA, the Company classified its Russian operations as a disposal group held-for-sale and discontinued operations. Following the classification as disposal group held-for-sale, the Company did not account for depreciation and amortization expenses of Russia’s assets.
On September 13, 2023, VEON agreed with the buyer, owned by certain senior members of VimpelCom’s management team, amendments to the SPA, which had no material impact on the economic terms of the original transaction announced on November 24, 2022. With the amendments to the sale agreement, the entire consideration for the sale was agreed to be satisfied by transferring the agreed value of VEON Holdings bonds acquired by VimpelCom to a wholly owned subsidiary of VEON Holdings (Unitel LLC) on or prior to the closing of the sale, which will hold such notes until their cancellation or maturity. U.S. and other regulatory approvals were received for the transfer of approximately 95% of such VEON Holdings bonds.
During the year ended 31 December 2023, VimpelCom independently purchased US$2,140 equivalent of the Issuer’s debt securities in order to satisfy certain Russian regulatory obligations.
On October 9, 2023, VEON announced the completion of its exit from Russia with closing of the sale of its Russian operations. Upon completion of the sale, control of VimpelCom was transferred to the buyer, and accordingly, a loss of US$3.7 billion recorded within “Profit / (loss) after Tax from Discontinued Operations” in the Consolidated Income Statement was recognized, primarily due to US$3.4 billion of cumulative currency translation losses which accumulated in equity through other comprehensive income and recycled through the consolidated income statement on the date of the disposal. VEON Holdings redeemed US$406 of these debt securities from VimpelCom following their maturity. Upon the completion of the sale, the agreed amount of the bonds of VEON Holdings B.V., a wholly owned subsidiary of the Company, ("VEON Holdings"), acquired by VimpelCom representing a nominal value of US$1,576 were transferred to Unitel LLC (a wholly owned subsidiary of the Company) and offset against the purchase consideration of RUB 130 billion (approximately US$1,294 on October 9, 2023) on a non cash basis resulting in no impact on the cash flows. The remaining deferred consideration of US$72 as of December 31, 2023 was offset against VEON Holdings bonds acquired by VimpelCom representing a nominal value of US$72, in July 2024 after receiving the relevant regulatory approval.
The following table shows the assets and liabilities disposed on October 9, 2023 relating to Russia operations as of:

October 9, 2023
Non-current assets
Property and equipment	3,216
Intangible assets excl. goodwill	386
Goodwill	155
Deferred tax assets	72
Other non-current assets	1,328

Current assets
Inventories	53
Trade and other receivables	287
Other current assets	839

Total assets disposed	6,336

Non-current liabilities
Debt and Derivatives	3,641
Other non-current liabilities	26

Current liabilities
Trade and other payables	494
Debt & Derivatives	233
Other non-financial liabilities	300
Total liabilities disposed	4,694
The following table shows the profit / (loss) and other comprehensive income relating to Russia operations for the periods ended December 31 and as of date of disposal:

Income statement and statement of comprehensive income	October 9, 2023	2022

Operating revenue	2,780	4,277
Operating expenses **	(1,865)	(3,993)
Other expenses	42	(424)
Profit / (loss) before tax for the period	957	(140)
Income tax expense	(41)	(24)
Profit / (loss) after tax for the period	916	(164)

Other comprehensive loss*	(421)	(29)
Total comprehensive income / (loss)	495	(193)
*Other comprehensive income relates to the foreign currency translation of discontinued operations.
** In 2023, operating expenses includes an impairment of US$281 (2022:US$446) against the carrying value of goodwill in Russia.
The following table shows the results for the disposal of the Russia operations that are accounted for in these financials as of December 31, 2023:

2023
Sale consideration *	1,294
Carrying amount of net assets at disposal **	(1,642)
De-recognition of non-controlling interest	16
Loss on sale before reclassification of foreign currency translation reserve	(332)
Reclassifications of:
foreign currency translation reserve	(3,384)
net investment hedge reserves	(30)
(3,414)
Net loss on disposal of Russia operations	(3,746)
*As discussed above, the sale consideration was settled in a non-cash transaction via the transfer of bonds held by Vimpelcom to VEON Holdings’ subsidiary.
** Net assets include US$715 relating to cash and cash equivalents at disposal.
Russia impairment losses 2023
As of June 30, 2023, assets and liabilities held-for-sale were assessed for impairment in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, and valued at the lower of their carrying value and fair value less costs to sell. VEON recorded an impairment of US$281 against the carrying value of goodwill in Russia, resulting in a reduced carrying value of US$168 at the reporting date of which the VEON share amounts to US$152, excluding non-controlling interest.
The recoverable amount of the net assets held for sale of US$152 as of June 30, 2023 was determined based on the fair value less costs of disposal and represents the remaining portion of the sales proceeds as per SPA (Level 2 in the fair value hierarchy). This equates to the value of the VEON bonds remaining to be purchased by VimpelCom to reach the sales consideration of RUB 130 billion.
As of September 30, 2023, the carrying value of Russian net assets amounted to US$(165) due to increased external debt. The VEON share of net assets amounted to US$(179), excluding non-controlling interest. The sales proceeds as per the SPA of RUB 130 billion was fully settled upon closing against the receivable held by Vimpelcom for the VEON bonds acquired by VimpelCom and subsequently transferred to Unitel LLC. Therefore, the recoverable amount of the net assets, being the remaining portion of the sales proceeds as per SPA (Level 2 in the fair value hierarchy) to be settled against the net assets, amounted to nil. No further impairment or reversal was recorded.
Russia impairment losses 2022
The war between Russia and Ukraine started on February 24, 2022 and has impacted our operations in Russia.
In response to the events in Ukraine, wide-ranging economic sanctions and trade restrictions were imposed on Russia by the United States, the European Union (and individual EU member states), the United Kingdom, as well as other countries which have targeted individuals and entities as well as large aspects of the Russian economy, including freezing the assets of Russia’s central bank, other Russian financial institutions, and individuals, removing selected Russian banks from the Swift banking system, and curbing certain products exported to Russia. Furthermore, as a response to the imposed sanctions, Russia introduced a number of counter-sanctions aimed at stabilizing domestic financial markets. These, among other things, include restrictions related to capital and foreign exchange controls, restrictions on lending to foreign (non-Russian) persons, restrictions on foreign persons’ transactions with Russian securities and real estate and limitations on export and import of certain goods into and outside Russia.
The above factors indicated a trigger that carrying value might be impaired and resulted in an impairment of US$446 against the carrying value of goodwill in Russia as of March 31, 2022, of which, the recoverable amount of the CGU was US$1,886. This was determined based on fair value less costs of disposal calculations (Level 3 in the fair value hierarchy) using a discounted cash flow model, based on cash flow projections from business plans prepared by management.

	March 31, 2022 ***
Key assumptions – Russia CGU	Explicit forecast period	Terminal period	Combined average *

Discount rate	—%	—%	20.5%
Average annual revenue growth rate	6.2%	1.6%	5.5%
Average operating margin	32.4%	35.0%	32.8%
Average CAPEX / revenue **	20.3%	18.0%	19.9%
* Combined average for 2022 is based on an explicit forecast period consisting of five years forecast plus the latest estimate for 2022 (2022-2027), and terminal period in 2028 (for 2020 being 2021-2025 with terminal period 2026).
** CAPEX excludes licenses and ROU assets.
*** The growth rates as of March 31, 2022, in the explicit forecast period and the combined average, were revised to conform the growth rates applied in the calculation of the recoverable amount in the first quarter of 2022.
The fair value less cost of disposal for Russian operations as of September 30, 2022 (date of the annual impairment test) was based on the expected sales proceeds from third party bids which have been substantiated by the share price consideration of RUB 130 billion (approximately US$1,294 on October 9, 2023) reflected in the SPA signed on November 24, 2022 (Level 2 in the fair value hierarchy). The fair value represented by the SPA exceeded the carrying value of the Russia CGU as of September 30, 2022, therefore no impairment was recorded. There were no triggering events indicating any impairment or decline in the fair value of Russian operations subsequent to its measurement as held for sale and discontinued operations.
Exercised Put option to sell entirety stake in Omnium Telecom Algerie SpA
On July 1, 2021, VEON exercised its put option to sell the entirety of its 45.57% stake in its Algerian subsidiary, Omnium Telecom Algerie SpA (Algeria) to the Fonds National d'Investissement (FNI). Omnium owns Algerian mobile network operator, Djezzy. Under the terms of the Shareholders' Agreement, the transaction was completed on August 5, 2022 for a cash sale price of US$682 and control of Algeria was transferred to FNI. Refer to the table below for the results of the transaction.
On July 1, 2021, the Company classified its operations in Algeria as held-for-sale and discontinued operations. Following the classification as a disposal group held-for-sale, the Company did not account for depreciation and amortization expenses of Algeria assets. On August 5, 2022, the sale was completed and the net assets were disposed. The results for Algeria in the consolidated income statements and the consolidated statements of cash flows for 2022, 2021 and 2020 have been presented separately.
The following table shows the assets and liabilities disposed in 2022 relating to Algeria as of:

August 5, 2022
Non-current assets
Property and equipment	555
Intangible assets excl. goodwill	120
Goodwill	953
Deferred tax assets	35

Current assets
Other current assets	234
Total assets disposed	1,897

Non-current liabilities	91
Current liabilities	276
Total liabilities disposed	367
The following table shows the profit and other comprehensive income relating to Algeria operations as of date of disposal:

Income statement and statement of comprehensive income	August 5, 2022

Operating revenue	378
Operating expenses	(212)
Other expenses	(7)
Profit before tax for the period	159
Income tax expense	(15)
Profit after tax for the period	144

Other comprehensive loss*	(65)
Total comprehensive income	79
*Other comprehensive income is relating to the foreign currency translation of discontinued operations.
The following table shows the results for the disposal of the Algeria operations as of December 31, 2022:

2022
Consideration received in cash	682
Carrying amount of net assets at disposal *	(1,530)
De-recognition of non-controlling interest	824
Loss on sale before reclassification of foreign currency translation reserve	(24)
Reclassification of foreign currency translation reserve	(698)
Net loss on disposal of Algeria operations	(722)
*Net assets include US$175 relating to cash and cash equivalents at disposal
ACCOUNTING POLICIES
Non-current assets (or disposal groups) are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction or loss of control rather than through continuing use, and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell.
Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Assets and liabilities of a disposal group classified as held-for-sale are presented separately from the other assets and liabilities in the statement of financial position without restating the prior period comparatives.
A discontinued operation is a component that is classified as held-for-sale and that represents a separate major line of business or geographical area of operations. Discontinued operations are excluded from the results of continuing operations and are presented as a single amount in the income statement and cash flow statement within operating, investing and financing activities in the current period and comparative periods. All other notes to the financial statements include amounts for continuing operations, unless otherwise mentioned.